EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Minesite exploration and evaluation	$ 47	$ 44
Global exploration and evaluation	126	88
Corporate development	13	14
Business improvement and innovation	32	15
Total exploration, evaluation and project expenses	354	237
Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	122	59
Other
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	$ 14	$ 17